Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Remuneration	$ 1,297	$ 149	$ 3,736	$ 557	$ 411
Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	185	93	870	338	252
Share-based payments	73		32
Remuneration	258	93	902	338	252
Other Members of Key Managerial Personnel [Member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	491	56	1,395	219	159
Share-based payments	548		1,439
Remuneration	$ 1,039	$ 56	$ 2,834	$ 219	$ 159